Commitments and Contingencies (Detail) (EUR €)	Dec. 31, 2013
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2014	€ 375,000
2015	185,000
2016	185,000
2017	185,000
2018	0
Total	930,000
Future payables under outstanding contracts	€ 7,040,000